Administrative Office: 6400 C Street SW Cedar Rapids, IA 52499

May 5, 2025

VIA EDGAR

Securities and Exchange Commission

100 F Street NE

Washington, D.C. 20549

Re:	Transamerica Life Insurance Company

WRL Series Life Account

Transamerica Freedom Elite Builder II (File No. 333-249150)

CIK No.: 0000778209

Dear Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus and statement of additional information dated May 1, 2023 that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please contact the undersigned at (720)488-7884.

Sincerely,

/s/ Brian Stallworth
Brian Stallworth
Assistant General Counsel